Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill Beginning balance	$ 5,651	$ 5,714
Total intangible assets Beginning balance	4,264	4,215
Goodwill Net additions/ (disposals)	255	(5)
Total intangible assets Net additions/ (disposals)	433	326
Effect of changes in foreign exchange rates	108	(58)
Goodwill Ending balance	6,014	5,651
Total goodwill and intangible assets Net additions/ (disposals)	688	321
Total goodwill and intangible assets Beginning balance	9,915	9,929
Effect of changes in foreign exchange rates	152	(31)
Amortization expense	344	246
Effect of changes in foreign exchange rates - Total intangible assets	260	(89)
Total goodwill and intangible assets Ending balance	10,519	9,915
Total intangible assets Ending balance	4,505	4,264
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	888	806
Total intangible assets Net additions/ (disposals)	6	131
Amortization expense	47	44
Effect of changes in foreign exchange rates - Total intangible assets	34	(5)
Total intangible assets Ending balance	881	888
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	687	738
Total intangible assets Net additions/ (disposals)		(2)
Amortization expense	56	48
Effect of changes in foreign exchange rates - Total intangible assets	12	(1)
Total intangible assets Ending balance	643	687
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,091	1,059
Total intangible assets Net additions/ (disposals)	192	198
Amortization expense	235	148
Effect of changes in foreign exchange rates - Total intangible assets	20	(18)
Total intangible assets Ending balance	1,068	1,091
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	49	52
Total intangible assets Net additions/ (disposals)	7	2
Amortization expense	6	6
Effect of changes in foreign exchange rates - Total intangible assets	2	1
Total intangible assets Ending balance	52	49
Finite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	2,715	2,655
Total intangible assets Net additions/ (disposals)	205	329
Amortization expense	344	246
Effect of changes in foreign exchange rates - Total intangible assets	68	(23)
Total intangible assets Ending balance	2,644	2,715
Brand [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	761	764
Effect of changes in foreign exchange rates - Total intangible assets	52	(3)
Total intangible assets Ending balance	813	761
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	788	796
Total intangible assets Net additions/ (disposals)	228	(3)
Effect of changes in foreign exchange rates - Total intangible assets	32	(5)
Total intangible assets Ending balance	1,048	788
Indefinite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,549	1,560
Total intangible assets Net additions/ (disposals)	228	(3)
Effect of changes in foreign exchange rates - Total intangible assets	84	(8)
Total intangible assets Ending balance	$ 1,861	$ 1,549